Acquisition of Businesses	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Acquisition of Businesses	Acquisition of Businesses
Acquisition of Foam Fabricators
On February 15, 2018, pursuant to an agreement entered into on January 18, 2018, the Company, through a wholly owned subsidiary, FFI Compass, Inc. (“Buyer”), entered into a Stock Purchase Agreement (the “Purchase Agreement”) with Warren F. Florkiewicz (“Seller”) pursuant to which Buyer acquired all of the issued and outstanding capital stock of Foam Fabricators, Inc., a Delaware corporation (“Foam Fabricators”). Foam Fabricators is a leading designer and manufacturer of custom molded protective foam solutions and original equipment manufacturer ("OEM") components made from expanded polymers such as expanded polystyrene (EPS) and expanded polypropylene (EPP). Founded in 1957 and headquartered in Scottsdale, Arizona, it operates 13 molding and fabricating facilities across North America and provides products to a variety of end-markets, including appliances and electronics, pharmaceuticals, health and wellness, automotive, building and other products.
The Company made loans to, and purchased a 100% controlling interest in Foam Fabricators. The final purchase price, after the working capital settlement and net of transaction costs, was approximately $253.4 million. The Company funded the acquisition through a draw on the 2014 Revolving Credit Facility. The transaction was accounted for as a business combination. CGM acted as an advisor to the Company in the acquisition and will continue to provide integration services during the first year of the Company's ownership. CGM will receive integration service fees of $2.25 million payable over a twelve month period as services are rendered.
The results of operations of Foam Fabricators have been included in the consolidated results of operations since the date of acquisition. Foam Fabricator's results of operations are reported as a separate operating segment. The table below provides the recording of assets acquired and liabilities assumed as of the acquisition date.

	Preliminary Purchase Allocation	Measurement Period Adjustments	Final Purchase Allocation
(in thousands)	As of 2/15/18
Assets:
Cash	$6,282	$—	$6,282
Accounts receivable (1)	19,058	—	19,058
Inventory (2)	13,218	(6)	13,212
Property, plant and equipment (3)	23,485	4,885	28,370
Intangible assets	121,392	(3,050)	118,342
Goodwill	71,489	1,219	72,708
Other current and noncurrent assets	2,945	—	2,945
Total assets	257,869	3,048	260,917

Liabilities:
Current liabilities	5,968	—	5,968
Other liabilities	115,033		115,033
Total liabilities	121,001	—	121,001

Net assets acquired	136,868	3,048	139,916
Intercompany loans to business	115,033	—	115,033
	$251,901	$3,048	$254,949

Acquisition Consideration
Purchase price	$247,500	$—	$247,500
Working capital adjustment	755	615	1,370
Cash acquired	3,646	2,433	6,079
Total purchase consideration	$251,901	$3,048	$254,949
Less: Transaction costs	1,552	—	1,552
Purchase price, net	$250,349	$3,048	$253,397
(1) Includes $19.4 million of gross contractual accounts receivable of which $0.03 million is not expected to be collected. The fair value of accounts receivable approximated book value acquired.
(2) Includes $0.7 million in inventory basis step-up, which was charged to cost of goods sold in the first quarter of 2018.
(3) Includes $20.0 million of property, plant and equipment basis step-up.
The Company incurred $1.6 million of transaction costs in conjunction with the Foam Fabricators acquisition, which was included in selling, general and administrative expense in the consolidated results of operations in the quarter ended March 31, 2018. The allocation of the purchase price presented above is based on management's estimate of the fair values using valuation techniques including income, cost and market approaches. In estimating the fair value of the acquired assets and assumed liabilities, the fair value estimates are based on, but not limited to, expected future revenue and cash flows, expected future growth rates and estimated discount rates. Current and noncurrent assets and current and other liabilities are valued at historical carrying values. Property, plant and equipment is valued through a purchase price appraisal and will be depreciated on a straight-line basis over the respective remaining useful lives of the assets. Goodwill is calculated as the excess of the consideration transferred over the fair value of the identifiable net assets acquired and represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including assembled workforce and non-contractual relationships, as well as expected future synergies. The goodwill of $72.7 million reflects the strategic fit of Foam Fabricators in the Company's niche industrial business. Foam Fabricators was an S corporation under Section 1362 of the Internal Revenue Code, and accordingly, taxable income of Foam Fabricators flowed through to its stockholder. The Company and the selling shareholder have agreed to make a joint Section 338(h)(10) election which will treat the acquisition as a deemed asset purchase for United States Federal income tax purposes and accordingly the goodwill is expected to be deductible for income tax purposes.
The intangible assets recorded related to the Foam Fabricators acquisition are as follows (in thousands):

Intangible assets	Amount	Estimated Useful Life
Tradename	$4,215	10 years
Customer Relationships	114,127	15 years
	$118,342

Acquisition of Rimports
On February 26, 2018, the Company's Sterno subsidiary acquired all of the issued and outstanding capital stock of Rimports, Inc., a Utah corporation (“Rimports”), pursuant to a Stock Purchase Agreement, dated January 23, 2018, by and among Sterno and Jeffery W. Palmer, individually and in his capacity as Seller Representative, the Jeffery Wayne Palmer Dynasty Trust dated December 26, 2011, the Angela Marie Palmer Irrevocable Trust dated December 26, 2011, the Angela Marie Palmer Charitable Lead Trust, the Fidelity Investments Charitable Gift Fund, the TAK Irrevocable Trust dated June 7, 2012, and the SAK Irrevocable Trust dated June 7, 2012. Headquartered in Provo, Utah, Rimports is a manufacturer and distributor of branded and private label scented wickless candle products used for home décor and fragrance. Rimports offers an extensive line of wax warmers, scented wax cubes, essential oils and diffusers, and other home fragrance systems, through the mass retailer channel.
Sterno purchased a 100% controlling interest in Rimports. The purchase price, after the working capital settlement and net of transaction costs, was approximately $154.4 million. The purchase price of Rimports included a potential earn-out of up to $25 million contingent on the attainment of certain future performance criteria of Rimports for the twelve-month period from May 1, 2017 to April 30, 2018 and the fourteen month period from March 1, 2018 to April 30, 2019. The fair value of the contingent consideration was estimated at $4.8 million as part of the purchase price allocation. Sterno funded the acquisition through their intercompany credit facility with the Company. The transaction was accounted for as a business combination.
The results of operations of Rimports have been included in the consolidated results of operations since the date of acquisition. Rimport's results of operations are included in the Sterno operating segment. The table below provides the recording of assets acquired and liabilities assumed as of the acquisition date. The goodwill resulting from the purchase price allocation is expected to be deductible for income tax purposes since Rimports was previously an S-Corporation for Federal income tax purposes and the Company and the selling shareholders have agreed to make a joint Section 338(h)(10) election which will treat the acquisition as a deemed asset purchase for United States Federal income tax purposes.

	Preliminary Purchase Allocation	Measurement Period Adjustments	Final Purchase Allocation
(in thousands)	As of 2/26/18		As of 12/31/18
Assets:
Cash	$10,025	$—	$10,025
Accounts receivable (1)	21,431	—	21,431
Inventory (2)	29,691	4,701	34,392
Property, plant and equipment	1,493	1,886	3,379
Intangible assets	—	85,700	85,700
Goodwill	121,364	(107,846)	13,518
Other current and noncurrent assets	446	—	446
Total assets	184,450	(15,559)	168,891

Liabilities
Current liabilities	9,034	—	9,034
Other liabilities (3)	25,000	(20,200)	4,800
Total liabilities	34,034	(20,200)	13,834

Net assets acquired	$150,416	$4,641	$155,057

Acquisition Consideration
Purchase price	$145,000	$—	$145,000
Cash acquired	9,500	525	10,025
Working capital adjustment	(4,084)	4,116	32
Total purchase consideration	150,416	4,641	155,057
Less: Transaction costs	632	—	632
Purchase price, net	$149,784	$4,641	$154,425
(1) Includes $23.8 million of gross contractual accounts receivable of which $2.4 million is not expected to be collected. The fair value of accounts receivable approximated book value acquired.
(2) Includes $6.7 million in inventory basis step-up, which was charged to cost of goods sold in the second and third quarter of 2018.
(3) The purchase price of Rimports includes a potential earn-out of up to $25 million contingent on the attainment of certain future performance criteria of Rimports for the twelve-month period from May 1, 2017 to April 30, 2018 and the fourteen month period from March 1, 2018 to April 30, 2019. The earn-out was valued at $4.8 million using a probability weighted model.
The intangible assets recorded related to the Rimports acquisition are as follows (in thousands):

Intangible assets	Amount	Estimated Useful Life
Tradename	$6,600	8 years
Customer Relationships	79,100	9 years
	$85,700

Sterno incurred $0.6 million of transaction costs in conjunction with the acquisition of Rimports, which was included in selling, general and administrative expense in the consolidated results of operations in the quarter ended March 31, 2018. The allocation of the purchase price presented above is based on management's estimate of the fair values using valuation techniques including income, cost and market approaches. In estimating the fair value of the acquired assets and assumed liabilities, the fair value estimates are based on, but not limited to, expected future revenue and cash flows, expected future growth rates and estimated discount rates. Current and noncurrent assets and current liabilities are valued at historical carrying values. Property, plant and equipment was valued through a purchase price appraisal and will be depreciated on a straight-line basis over the respective remaining useful lives of the assets. Goodwill is calculated as the excess of the consideration transferred over the fair value of the identifiable net assets acquired and represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including assembled workforce and non-contractual relationships, as well as expected future synergies.

Acquisition of Velocity Outdoor (formerly Crosman Corp.)
On June 2, 2017, CBCP Acquisition Corp. (the "Buyer"), a wholly owned subsidiary of the Company, entered into an equity purchase agreement pursuant to which it acquired all of the outstanding equity interests of Bullseye Acquisition Corporation, the indirect owner of the equity interests of Crosman Corp. which is now known as Velocity Outdoor. Velocity Outdoor is a designer, manufacturer and marketer of airguns, archery products, laser aiming devices and related accessories. Headquartered in Bloomfield, New York, Velocity Outdoor serves over 425 customers worldwide, including mass merchants, sporting goods retailers, online channels and distributors serving smaller specialty stores and international markets.
The Company made loans to, and purchased a 98.9% controlling interest in, Velocity. The purchase price, including proceeds from noncontrolling interests and net of transaction costs, was approximately $150.4 million. Velocity management invested in the transaction along with the Company, representing approximately 1.1% of the initial noncontrolling interest on a primary and fully diluted basis. The fair value of the noncontrolling interest was determined based on the enterprise value of the acquired entity multiplied by the ratio of the number of shares acquired by the minority holders to total shares. The transaction was accounted for as a business combination. CGM acted as an advisor to the Company in the acquisition and will continue to provide integration services during the first year of the Company's ownership of Velocity Outdoor. CGM received integration service fees of $1.5 million payable quarterly over a twelve month period as services were rendered beginning in the quarter ended September 30, 2017. The Company incurred $1.5 million of transaction costs in conjunction with the Velocity acquisition, which was included in selling, general and administrative expense in the consolidated statements of income during the second quarter of 2017.
The results of operations of Velocity have been included in the consolidated results of operations since the date of acquisition. Velocity's results of operations are reported as a separate operating segment as a branded consumer business. The table below provides the recording of assets acquired and liabilities assumed as of the acquisition date.

Final Purchase Allocation
(in thousands)	As of 12/31/17
Assets:
Cash	$1,210
Accounts receivable (1)	16,751
Inventory	28,873
Property, plant and equipment	15,014
Intangible assets	84,594
Goodwill	48,759
Other current and noncurrent assets	2,348
Total assets	$197,549

Liabilities and noncontrolling interest:
Current liabilities	$16,283
Other liabilities	91,622
Deferred tax liabilities	28,515
Noncontrolling interest	694
Total liabilities and noncontrolling interest	$137,114

Net assets acquired	$60,435
Noncontrolling interest	694
Intercompany loans to business	90,742
$151,871

Acquisition Consideration
Purchase price	$151,800
Cash acquired	1,210
Working capital adjustment	(1,139)
Total purchase consideration	$151,871
Less: Transaction costs	1,473
Purchase price, net	$150,398
(1) Includes $18.0 million of gross contractual accounts receivable of which $1.2 million was not expected to be collected. The fair value of accounts receivable approximated net book value acquired.

The allocation of the purchase price presented above is based on management's estimate of the fair values using valuation techniques including income, cost and market approaches. In estimating the fair value of the acquired assets and assumed liabilities, the fair value estimates are based on, but not limited to, expected future revenue and cash flows, expected future growth rates and estimated discount rates. Current and noncurrent assets and current and other liabilities are valued at historical carrying values, which approximates fair value. Property, plant and equipment is valued through a purchase price appraisal and will be depreciated on a straight-line basis over the respective remaining useful lives of the assets. The inventory was valued at fair value, resulting in a basis step-up of $3.3 million, which was charged to cost of goods sold over the inventory turns of the acquired entity. Goodwill is calculated as the excess of the consideration transferred over the fair value of the identifiable net assets acquired and represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including assembled workforce and non-contractual relationships, as well as expected future synergies. The goodwill of $48.8 million reflects the strategic fit of Velocity in the Company's branded consumer business and is not expected to be deductible for income tax purposes. The purchase accounting for Velocity was finalized during the fourth quarter of 2017.
The intangible assets recorded related to the Velocity acquisition are as follows (in thousands):

Intangible Assets	Amount	Estimated Useful Life
Tradename	$53,463	20 years
Customer relationships	28,718	15 years
Technology	2,413	15 years
	$84,594

The tradename was valued at $53.5 million using a multi-period excess earnings methodology. The customer relationships intangible asset was valued at $28.7 million using the distributor method, a variation of the multi-period excess earnings methodology, in which an asset is valuable to the extent it enables its owners to earn a return in excess of the required returns on the other assets utilized in the business. The technology was valued at $2.4 million using a relief from royalty method.
Acquisition of 5.11 Tactical
On August 31, 2016, 5.11 ABR Merger Corp. ("Merger Sub"), a wholly owned subsidiary of 5.11 ABR Corp. ("Parent"), which in turn is a wholly owned subsidiary of the Company, merged with and into 5.11 Tactical, with 5.11 Tactical as the surviving entity, pursuant to an agreement and plan of merger among Merger Sub, Parent, 5.11 Tactical, and TA Associates Management L.P. entered into on July 29, 2016. Headquartered in Irvine, California, 5.11 operates sales offices and distribution centers globally, and 5.11 products are widely distributed in uniform stores, military exchanges, outdoor retail stores, its own retail stores and on 511tactical.com.
The Company made loans to, and purchased a 97.5% controlling interest in 5.11 ABR Corp. The purchase price, including proceeds from noncontrolling interest and net of transaction costs, was approximately $408.2 million after final settlement of the working capital in the fourth quarter of 2016. The Company funded its portion of the acquisition through an amendment to the 2014 Credit Facility that allowed for an increase in the 2014 Revolving Credit Facility and the 2016 Incremental Term Loan (refer to "Note H - Debt"). 5.11 management invested in the transaction along with the Company, representing approximately 2.5% initial noncontrolling interest on a primary and fully diluted basis. The fair value of the noncontrolling interest was determined based on the enterprise value of the acquired entity multiplied by the ratio of the number of shares acquired by the minority holders to total shares. The transaction was accounted for as a business combination. CGM acted as an advisor to the Company in the acquisition and will continue to provide integration services during the first year of the Company's ownership of 5.11. CGM received integration service fees of $3.5 million payable quarterly over a twelve month period as services were rendered beginning in the quarter ended December 31, 2016.

The results of operations of 5.11 have been included in the consolidated results of operations since the date of acquisition. 5.11's results of operations are reported as a separate operating segment. The table below provides the recording of assets acquired and liabilities assumed as of the acquisition date.

5.11 Tactical
(in thousands)
Assets:
Cash	$12,581
Accounts receivable (1)	38,323
Inventory (2)	160,304
Property, plant and equipment (3)	22,723
Intangible assets	127,890
Goodwill	92,966
Other current and noncurrent assets	4,884
Total assets	$459,671
Liabilities and noncontrolling interest:
Current liabilities	$38,229
Other liabilities	180,231
Deferred tax liabilities	10,163
Noncontrolling interest	5,568
Total liabilities and noncontrolling interest	$234,191

Net assets acquired	$225,480
Noncontrolling interest	5,568
Intercompany loans to business	179,237
$410,285

Acquisition Consideration
Purchase price	$400,000
Working capital adjustment	(2,296)
Cash	12,581
Total purchase consideration	$410,285
Less: Transaction costs	2,063
Purchase price, net	$408,222
(1) Includes $40.1 million of gross contractual accounts receivable of which $1.7 million was not expected to be collected. The fair value of accounts receivable approximated book value acquired.
(2) Includes $39.1 million in inventory basis step-up, which was charged to cost of goods sold over the inventory turns of the acquired entity.

(3) Includes $7.6 million of property, plant and equipment basis step-up.

The Company incurred $2.1 million of transaction costs in conjunction with the 5.11 acquisition, which was included in selling, general and administrative expense in the consolidated statements of operations in the year of acquisition. The allocation of the purchase price presented above is based upon management's estimate of the fair values using valuation techniques including income, cost and market approaches. In estimating the fair value of the acquired assets and assumed liabilities, the fair value estimates are based on, but not limited to, expected future revenue and cash flows, expected future growth rates and estimated discount rates. Current and noncurrent assets and current and other liabilities are estimated at their historical carrying values. Property, plant and equipment is valued through a purchase price appraisal and will be depreciated on a straight-line basis over the respective remaining useful lives. Goodwill is calculated as the excess of the consideration transferred over the fair value of the identifiable net assets and represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including assembled workforce and non-contractual relationships, as well as expected future synergies. The goodwill of $93.0 million reflects the strategic fit of 5.11 in the Company's branded products business and is not expected to be deductible for income tax purposes. The purchase accounting for 5.11 was finalized during the fourth quarter of 2016, with the changes from the provisional purchase price allocation related to the settlement of working capital and the recording of a change in the deferred taxes related to a reduction of net operating loss carryforwards.

The intangible assets recorded related to the 5.11 acquisition are as follows (in thousands):

Intangible assets	Amount	Estimated Useful Life
Trade name	$48,665	15 years
Customer relationships	75,218	15 years
Technology	4,007	10 years
	$127,890

The customer relationships intangible asset was valued at $75.2 million using an excess earnings methodology, in which an asset is valuable to the extent it enables its owners to earn a return in excess of the required returns on and of the other assets utilized in the business. Customer relationships intangible asset was derived using a risk-adjusted discount rate. The tradename intangible asset and the design patent technology asset were valued using a royalty savings methodology, in which an asset is valuable to the extent that the ownership of the asset relieves the company from the obligation of paying royalties for the benefits generated by the asset.
Unaudited pro forma information
The following unaudited pro forma data for the years ended December 31, 2018 and 2017 gives effect to the acquisition of Foam Fabricators, Rimports and Velocity Outdoor, as described above, as if the acquisitions had been completed as of January 1, 2017. The pro forma data gives effect to historical operating results with adjustments to interest expense, amortization and depreciation expense, management fees and related tax effects. The information is provided for illustrative purposes only and is not necessarily indicative of the operating results that would have occurred if the transaction had been consummated on the date indicated, nor is it necessarily indicative of future operating results of the consolidated companies, and should not be construed as representing results for any future period.

	Year Ended December 31,
(in thousands)	2018	2017
Net revenues	$1,397,148	$1,328,109
Gross profit	480,260	454,698
Operating income	59,758	60,575
Net income (loss) from continuing operations	(20,497)	29,865
Net income (loss) from continuing operations attributable to Holdings	(25,714)	21,620
Basic and fully diluted net income (loss) per share attributable to Holdings	(0.75)	(0.50)

Other acquisitions
Velocity Outdoor
Ravin Crossbows - On September 4, 2018, Velocity Outdoor (formerly "Crosman Corp.") acquired all of the outstanding membership interests in Ravin Crossbows, LLC ("Ravin" or "Ravin Crossbows") for a purchase price of approximately $98.0 million, net of transaction costs, plus a potential earn-out of up to $25.0 million based on gross profit levels for the trailing twelve month period ending December 31, 2018. Velocity funded the acquisition and payment of related transaction costs through the issuance of an additional $38.9 million in intercompany loans and the issuance of additional equity to the Company of $60.6 million. Velocity has recorded a preliminary purchase price allocation for Ravin as of December 31, 2018 comprised of $67.5 million in intangible assets ($14.1 million in finite lived trade name, $42.6 million in technologies valued using an excess earnings methodology, and $10.8 million in customer relationships), $2.5 million in inventory step-up, and $13.3 million in goodwill which is expected to be deductible for income tax purposes. The remainder of the purchase consideration was allocated to net assets acquired. The potential earn-out was valued at $4.7 million as part of the purchase price allocation. Velocity incurred transaction costs of $1.4 million related to the Ravin acquisition, which are recorded as selling, general and administrative costs in the accompanying statement of operations as of December 31, 2018. The purchase price allocation is expected to be finalized during the first quarter of 2019.
Ergobaby
Baby Tula - On May 11, 2016, the Company's Ergobaby subsidiary acquired all of the outstanding membership interests in New Baby Tula LLC ("Baby Tula"), a maker of premium baby carriers, toddler carriers, slings, blankets and wraps. The purchase price was $73.8 million, net of transaction costs, plus a potential earn-out of $8.2 million based on 2017 financial performance. Ergobaby paid $0.8 million in transaction costs in connection with the acquisition. Ergobaby funded the acquisition and payment of related transaction costs through the issuance of an additional $68.2 million in intercompany loans with the Company, and the issuance of $8.2 million in Ergobaby shares to the selling shareholders. The fair value of the Ergobaby shares issued to the selling shareholders was determined based on a model that multiplies the trailing twelve months earnings before interest, taxes, depreciation and amortization by an estimated enterprise value multiple to determine an estimated fair value. The fair value calculation assumes proceeds from the conversion of outstanding stock options, deducts the carrying value of debt at Ergobaby and estimated selling costs of the entity, and divides the resulting amount by the total number of outstanding shares, including converted stock options, to determine a per share value for the stock issued. The Company funded the additional intercompany loans used for the acquisition with available cash on the balance sheet and a draw on the 2014 Revolving Credit Facility. Ergobaby recorded a purchase price allocation of $13.2 million in goodwill, which is expected to be deductible for income tax purposes, $55.3 million in intangible assets comprised of $52.9 million in finite lived tradenames, $1.7 million in non-compete agreements; and $0.7 million in customer relationships, and $4.8 million in inventory step-up. The inventory step-up has been charged to cost of goods sold during the third and fourth quarters of 2016. In addition, the earn-out provision of the purchase price was allocated a fair value of $3.8 million. The remainder of the purchase consideration was allocated to net assets acquired. The Company finalized the purchase accounting for the Baby Tula acquisition during the fourth quarter of 2016. In the fourth quarter of 2017, Ergobaby determined that the earn-out related to the Baby Tula acquisition would not be paid out and reversed the fair value of the earn-out, recording the reversal in operating income.
Sterno
Sterno Home - On January 22, 2016, Sterno, a wholly owned subsidiary of the company, acquired all of the outstanding stock of Northern International, Inc. ("Sterno Home"), for a total purchase price of approximately $35.8 million (C$50.6 million), plus a potential earn-out opportunity payable over the next two years up to a maximum amount of $1.8 million (C$2.5 million). The contingent consideration was fair valued at $1.5 million, based on probability weighted models of the achievement of certain performance based financial targets. Refer to Note M - "Fair Value Measurement" for a description of the valuation technique used to fair value the contingent consideration. Headquartered in Coquitlam, British Columbia, Canada, Sterno Home sells flameless candles and outdoor lighting products through the retail segment. Sterno financed the acquisition and payment of the related transaction costs through the issuance of an additional $37.0 million in intercompany loans with the Company.
In connection with the acquisition, Sterno recorded a purchase price allocation of $6.0 million of goodwill, which is not expected to be deductible for income tax purposes, $12.7 million in intangible assets and $1.2 million in inventory step-up. In addition, the earn-out provision of the purchase price was allocated a fair value of $1.5 million. The remainder of the purchase consideration was allocated to net assets acquired. Sterno incurred $0.4 million in acquisition related costs in connection with the Sterno Home acquisition.